SCHEDULE OF CARRYING VALUE AND FAIR VALUE OF DECD LOAN (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
DECD Loan, Carrying Value	$ 1,511	$ 1,604
DECD Loan, Fair Value	$ 1,169	$ 1,255